Finance Expenses - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Minimum
Borrowing costs [abstract]
Capitalization rates	2.04%	2.39%	2.34%
Maximum
Borrowing costs [abstract]
Capitalization rates	4.00%	4.94%	4.28%